Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Summary Of Significant Accounting Policies [Line Items]
Revenue from Grants	$ 44	$ 7	$ 84	$ 7	$ 65	$ 0
Work in process	$ 60		$ 60		$ 22	$ 0
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period			3 years
Property, Plant and Equipment, Estimated Useful Lives					3 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period			15 years
Property, Plant and Equipment, Estimated Useful Lives					15 years
Patents [Member]
Summary Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period			10 years		10 years
Intellectual Property [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period			16 years		16 years
Intellectual Property [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period			23 years		23 years